Reconciliation of income for the period to CCS Earnings, Operating expenses and Total Debt (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Summary of Reconciliation of CCS Earnings to Income
RECONCILIATION OF INCOME FOR THE PERIOD TO CCS EARNINGS

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
3,517	7,358	3,134	Income/(loss) attributable to Shell plc shareholders	10,874	11,843
133	82	20	Income/(loss) attributable to non-controlling interest	215	83
3,650	7,439	3,154	Income/(loss) for the period	11,089	11,926
			Current cost of supplies adjustment:
137	(332)	383	Purchases	(194)	1,030
(36)	84	(96)	Taxation	48	(267)
(5)	(28)	47	Share of profit/(loss) of joint ventures and associates	(33)	60
97	(276)	334	Current cost of supplies adjustment	(179)	823
			Of which:
89	(264)	326	Attributable to Shell plc shareholders	(175)	807
7	(12)	8	Attributable to non-controlling interest	(4)	16
3,747	7,163	3,488	CCS earnings	10,910	12,749
			Of which:
3,606	7,093	3,460	CCS earnings attributable to Shell plc shareholders	10,700	12,650
140	70	27	CCS earnings attributable to non-controlling interest	210	99

Summary of Reconciliation of Operating Expenses
RECONCILIATION OF OPERATING EXPENSES

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
5,593	5,810	6,041	Production and manufacturing expenses	11,403	12,049
3,094	2,975	3,314	Selling, distribution and administrative expenses	6,069	6,365
263	212	297	Research and development	475	550
8,950	8,997	9,653	Operating expenses	17,947	18,964

Summary of Reconciliation of Total Debt
RECONCILIATION OF TOTAL DEBT

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
June 30, 2024	March 31, 2024	June 30, 2023		June 30, 2024	June 30, 2023
10,849	11,046	12,114	Current debt	10,849	12,114
64,619	68,886	72,252	Non-current debt	64,619	72,252
75,468	79,931	84,366	Total debt	75,468	84,366